Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,500,001.00
Previously Paid Amount	22,965.00
Total Fee Amount	96,836.00
Total Offset Amount	0.00
Net Fee	$ 73,871.00